Trade and other payables	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Trade and other payables
Trade and other payables

6. Trade and other payables

	31 March 2021	30 September 2020
	£	£
Current liabilities
Trade payables	1,017,338	198,779
Other tax and social security	265,023	256,566
Other creditors	40,049	32,228
Accruals	827,704	151,478
Deferred income	1,867,604	1,207,467
Total	4,017,718	1,846,518

6. Trade and other payables (continued)

Trade payables and accruals relate to amounts payable at the balance sheet date for services received during the year. The group has financial risk management policies in place to ensure that all payables are paid within the credit timeframe. The directors consider that the carrying amount of financial liabilities recorded at amortised costs in the financial statements approximate their fair value.

	31 March 2021	30 September 2020
	£	£
Non-current Liabilities
Deferred government grants	1,149,164	413,358
	1,149,164	413,358

13.  Trade and other payables

	30 September	30 September
	2020	2019	1 January 2019
	£	£	£
Current liabilities
Trade payables	198,779	204,577	43,213
Other tax and social security	256,566	56,313	11,819
Other creditors	32,228	1,766	1,573
Accruals	151,478	1,604,013	23,050
Deferred income	1,207,467	1,207,467	309,183
Total	1,846,518	3,074,136	388,838

Trade payables and accruals relate to amounts payable at the balance sheet date for services received during the year. The company has financial risk management policies in place to ensure that all payables are paid within the credit timeframe. The directors consider that the carrying amount of financial liabilities recorded at amortised costs in the financial statements approximate their fair value.

Deferred income consists of amounts received by the Company under its agreement with ESA. Such amounts are received in stages during each phase of the project and are deferred until fulfilment of each milestone is complete and certified by ESA, following which it is recognised as other operating income within profit or loss. The deferred income at 1 January 2019 of £309,183 was recognised within other operating income in the period ended 30 September 2019. The deferred income as at 30 September 2020 is expected to be recognised in other operating income in the year ending 30 September 2021.

	30 September	30 September
	2020	2019	1 January 2019
	£	£	£
Non-current Liabilities
Deferred government grants	413,358	167,289	—
	413,358	167,289	—